Fair Value (Fair Value On A Nonrecurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
OREO	$ 1,162	$ 633
Impaired collateral-dependent loans	4,897	4,540
Change During Period, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
OREO	(965)	(769)
Impaired collateral-dependent loans	(23)	863
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
OREO	1,162	633
Impaired collateral-dependent loans	$ 4,897	$ 4,540